Document and Entity Information	Oct. 27, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2020
Entity Registrant Name	Randolph Bancorp, Inc.
Entity Central Index Key	0001667161
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-37780
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	81-1844402
Entity Address, Address Line One	10 Cabot Place
Entity Address, City or Town	Stoughton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02072
City Area Code	781
Local Phone Number	963-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	RNDB
Security Exchange Name	NASDAQ